Consolidated Schedule of Investments	12 Months Ended
	Dec. 31, 2022 USD ($) shares
Schedule of Investments [Line Items]
Cost	$ 78,854,778
Fair Value	49,604,108
Net assets	56,764,040	[1],[2]
Private Investments, at fair value 87.39%
Schedule of Investments [Line Items]
Cost	78,854,778
Fair Value	49,604,108
Liabilities in excess of other assets	7,159,932
Net assets	56,764,040
Private Investments, at fair value 87.39% | Agreement for Future Delivery of Common Shares 3.99% | Financial Technology
Schedule of Investments [Line Items]
Cost	4,589,153
Fair Value	$ 2,267,317
Private Investments, at fair value 87.39% | Agreement for Future Delivery of Common Shares 3.99% | Financial Technology | Plaid, Inc
Schedule of Investments [Line Items]
Shares | shares	1,540
Acquisition Date	Feb. 15, 2022	[3],[4],[5],[6]
Cost	$ 1,110,340	[3],[4],[5],[6]
Fair Value	$ 672,379	[3],[4],[5],[6]
Private Investments, at fair value 87.39% | Agreement for Future Delivery of Common Shares 3.99% | Financial Technology | Stripe, Inc
Schedule of Investments [Line Items]
Shares | shares	49,075
Acquisition Date	Jan. 10, 2022	[3],[4],[5],[6]
Cost	$ 3,478,813	[3],[4],[5],[6]
Fair Value	1,594,938	[3],[4],[5],[6]
Private Investments, at fair value 87.39% | Common Stocks 62.55%
Schedule of Investments [Line Items]
Cost	54,150,479
Fair Value	35,500,566
Private Investments, at fair value 87.39% | Common Stocks 62.55% | Financial Technology
Schedule of Investments [Line Items]
Cost	18,063,110
Fair Value	$ 9,155,420
Private Investments, at fair value 87.39% | Common Stocks 62.55% | Financial Technology | CElegans Labs, Inc
Schedule of Investments [Line Items]
Shares | shares	90,952
Acquisition Date	Nov. 23, 2021	[4],[5],[6]
Cost	$ 2,999,977	[4],[5],[6]
Fair Value	$ 2,999,977	[4],[5],[6]
Private Investments, at fair value 87.39% | Common Stocks 62.55% | Financial Technology | Klarna Bank AB
Schedule of Investments [Line Items]
Shares | shares	3,077
Acquisition Date	Mar. 16, 2022	[4],[5],[6]
Cost	$ 4,657,660	[4],[5],[6]
Fair Value	$ 793,865	[4],[5],[6]
Private Investments, at fair value 87.39% | Common Stocks 62.55% | Financial Technology | Public Holdings Inc
Schedule of Investments [Line Items]
Shares | shares	55,555
Acquisition Date	Jul. 22, 2021	[4],[5],[6]
Cost	$ 999,990	[4],[5],[6]
Fair Value	$ 999,990	[4],[5],[6]
Private Investments, at fair value 87.39% | Common Stocks 62.55% | Financial Technology | Revolut Group Holdings Ltd
Schedule of Investments [Line Items]
Shares | shares	8,200
Acquisition Date	Dec. 08, 2021	[4],[5],[6]
Cost	$ 5,275,185	[4],[5],[6]
Fair Value	$ 2,002,768	[4],[5],[6]
Private Investments, at fair value 87.39% | Common Stocks 62.55% | Financial Technology | Brex, Inc
Schedule of Investments [Line Items]
Shares | shares	117,941
Acquisition Date	Mar. 02, 2022	[4],[5],[6],[7]
Cost	$ 4,130,298	[4],[5],[6],[7]
Fair Value	2,358,820	[4],[5],[6],[7]
Private Investments, at fair value 87.39% | Common Stocks 62.55% | Aviation And Aerospace
Schedule of Investments [Line Items]
Cost	15,678,604
Fair Value	$ 15,803,257
Private Investments, at fair value 87.39% | Common Stocks 62.55% | Aviation And Aerospace | Relativity Space, LLC
Schedule of Investments [Line Items]
Shares | shares	63,846
Acquisition Date	Dec. 28, 2021	[4],[5],[6],[7]
Cost	$ 1,659,996	[4],[5],[6],[7]
Fair Value	$ 1,329,912	[4],[5],[6],[7]
Private Investments, at fair value 87.39% | Common Stocks 62.55% | Aviation And Aerospace | Space Exploration Technologies Corp
Schedule of Investments [Line Items]
Shares | shares	135,135
Acquisition Date	Jun. 27, 2022	[4],[5],[6],[8]
Cost	$ 10,009,990	[4],[5],[6],[8]
Fair Value	$ 10,260,800	[4],[5],[6],[8]
Private Investments, at fair value 87.39% | Common Stocks 62.55% | Aviation And Aerospace | Common Class A | Space Exploration Technologies Corp
Schedule of Investments [Line Items]
Shares | shares	9,100
Acquisition Date	Jun. 09, 2022	[4],[5],[6],[7]
Cost	$ 618,618	[4],[5],[6],[7]
Fair Value	$ 690,963	[4],[5],[6],[7]
Private Investments, at fair value 87.39% | Common Stocks 62.55% | Aviation And Aerospace | Class A and Class C | Space Exploration Technologies Corp
Schedule of Investments [Line Items]
Shares | shares	47,143
Acquisition Date	Jun. 08, 2022	[4],[5],[6],[7]
Cost	$ 3,390,000	[4],[5],[6],[7]
Fair Value	$ 3,521,582	[4],[5],[6],[7]
Private Investments, at fair value 87.39% | Common Stocks 62.55% | Education Services | ClassDojo, Inc
Schedule of Investments [Line Items]
Shares | shares	106,136
Acquisition Date	Nov. 19, 2021	[4],[5],[6]
Cost	$ 3,000,018	[4],[5],[6]
Fair Value	2,812,604	[4],[5],[6]
Private Investments, at fair value 87.39% | Common Stocks 62.55% | Enterprise Software
Schedule of Investments [Line Items]
Cost	5,609,215
Fair Value	$ 2,848,370
Private Investments, at fair value 87.39% | Common Stocks 62.55% | Enterprise Software | Automation Anywhere, Inc
Schedule of Investments [Line Items]
Shares | shares	88,885
Acquisition Date	Dec. 28, 2021	[4],[5],[6]
Cost	$ 2,609,219	[4],[5],[6]
Fair Value	$ 748,412	[4],[5],[6]
Private Investments, at fair value 87.39% | Common Stocks 62.55% | Enterprise Software | SuperHuman Labs, Inc
Schedule of Investments [Line Items]
Shares | shares	110,234
Acquisition Date	Jun. 25, 2021	[4],[5],[6]
Cost	$ 2,999,996	[4],[5],[6]
Fair Value	$ 2,099,958	[4],[5],[6]
Private Investments, at fair value 87.39% | Common Stocks 62.55% | Gaming And Entertainment | Epic Games, Inc
Schedule of Investments [Line Items]
Shares | shares	4,946
Acquisition Date	Jan. 03, 2022	[4],[5],[6],[7]
Cost	$ 6,998,590	[4],[5],[6],[7]
Fair Value	$ 3,437,470	[4],[5],[6],[7]
Private Investments, at fair value 87.39% | Common Stocks 62.55% | Mobile Commerce | Maplebear, Inc
Schedule of Investments [Line Items]
Shares | shares	23,690
Acquisition Date	Oct. 08, 2021	[4],[5],[6]
Cost	$ 3,556,000	[4],[5],[6]
Fair Value	$ 718,755	[4],[5],[6]
Private Investments, at fair value 87.39% | Common Stocks 62.55% | Social Media | Discord Inc
Schedule of Investments [Line Items]
Shares | shares	1,069
Acquisition Date	Mar. 01, 2022	[4],[5],[6]
Cost	$ 724,942	[4],[5],[6]
Fair Value	$ 395,530	[4],[5],[6]
Private Investments, at fair value 87.39% | Common Stocks 62.55% | Supply Chain And Logistics
Schedule of Investments [Line Items]
Acquisition Date	Mar. 29, 2022	[4],[5],[6]
Cost	$ 520,000	[4],[5],[6]
Fair Value	$ 329,160	[4],[5],[6]
Private Investments, at fair value 87.39% | Common Stocks 62.55% | Supply Chain And Logistics | Flexport Inc
Schedule of Investments [Line Items]
Shares | shares	26,000
Private Investments, at fair value 87.39% | Convertible Notes 9.93%
Schedule of Investments [Line Items]
Cost	$ 5,090,000
Fair Value	5,634,867
Private Investments, at fair value 87.39% | Convertible Notes 9.93% | Aviation And Aerospace | Axiom Space Inc
Schedule of Investments [Line Items]
Principal amount	$ 3,000,000
Acquisition Date	Dec. 22, 2021	[4],[6],[9]
Cost	$ 3,090,000	[4],[6],[9]
Fair Value	3,634,867	[4],[6],[9]
Private Investments, at fair value 87.39% | Convertible Notes 9.93% | Aviation And Aerospace | Boom Technology Inc
Schedule of Investments [Line Items]
Principal amount	$ 2,000,000
Acquisition Date	Feb. 11, 2022	[4],[6]
Cost	$ 2,000,000	[4],[6]
Fair Value	2,000,000	[4],[6]
Private Investments, at fair value 87.39% | Preferred Stocks 10.92%
Schedule of Investments [Line Items]
Cost	15,025,146
Fair Value	6,201,358
Private Investments, at fair value 87.39% | Preferred Stocks 10.92% | Financial Technology
Schedule of Investments [Line Items]
Cost	7,900,765
Fair Value	$ 3,713,152
Private Investments, at fair value 87.39% | Preferred Stocks 10.92% | Financial Technology | Series C Preferred Stock | Bolt Financial Inc
Schedule of Investments [Line Items]
Shares | shares	45,455
Acquisition Date	Mar. 07, 2022	[4],[5],[6],[7]
Cost	$ 2,000,020	[4],[5],[6],[7]
Fair Value	$ 1,136,375	[4],[5],[6],[7]
Private Investments, at fair value 87.39% | Preferred Stocks 10.92% | Financial Technology | Series C Preferred Stock | Jeeves Inc
Schedule of Investments [Line Items]
Shares | shares	176,886
Acquisition Date	Apr. 05, 2022	[4],[5],[6]
Cost	$ 749,997	[4],[5],[6]
Fair Value	$ 749,997	[4],[5],[6]
Private Investments, at fair value 87.39% | Preferred Stocks 10.92% | Financial Technology | Series A Preferred Stock | Chime Financial Inc
Schedule of Investments [Line Items]
Shares | shares	60,250
Acquisition Date	Dec. 30, 2021	[4],[5],[6]
Cost	$ 5,150,748	[4],[5],[6]
Fair Value	$ 1,826,780	[4],[5],[6]
Private Investments, at fair value 87.39% | Preferred Stocks 10.92% | Mobile Commerce | Series B Preferred Stock | Maplebear, Inc
Schedule of Investments [Line Items]
Shares | shares	20,000
Acquisition Date	Nov. 16, 2021	[4],[5],[6]
Cost	$ 2,863,400	[4],[5],[6]
Fair Value	$ 606,800	[4],[5],[6]
Private Investments, at fair value 87.39% | Preferred Stocks 10.92% | Social Media | Series G Preferred Stock | Discord Inc
Schedule of Investments [Line Items]
Shares | shares	1,311
Acquisition Date	Mar. 01, 2022	[4],[5],[6]
Cost	$ 889,055	[4],[5],[6]
Fair Value	485,070	[4],[5],[6]
Private Investments, at fair value 87.39% | Preferred Stocks 10.92% | Food Products
Schedule of Investments [Line Items]
Cost	3,371,926
Fair Value	$ 1,396,336
Private Investments, at fair value 87.39% | Preferred Stocks 10.92% | Food Products | Series A Preferred Stock | Impossible Foods Inc
Schedule of Investments [Line Items]
Shares | shares	52,000
Acquisition Date	Jun. 17, 2022	[4],[5],[6]
Cost	$ 1,272,986	[4],[5],[6]
Fair Value	$ 538,720	[4],[5],[6]
Private Investments, at fair value 87.39% | Preferred Stocks 10.92% | Food Products | Series H Preferred Stock | Impossible Foods Inc
Schedule of Investments [Line Items]
Shares | shares	82,781
Acquisition Date	Nov. 04, 2021	[4],[5],[6],[7]
Cost	$ 2,098,940	[4],[5],[6],[7]
Fair Value	857,616	[4],[5],[6],[7]
United States 94.36% | US
Schedule of Investments [Line Items]
Cost	68,921,933
Fair Value	46,807,475
United States 94.36% | Common Stocks | US
Schedule of Investments [Line Items]
Cost	44,217,634
Fair Value	32,703,933
United States 94.36% | Convertible Notes | US
Schedule of Investments [Line Items]
Cost	5,090,000
Fair Value	5,634,867
United States 94.36% | Preferred Stock | US
Schedule of Investments [Line Items]
Cost	15,025,146
Fair Value	6,201,358
United States 94.36% | Agreement for Future Delivery of Common Shares | US
Schedule of Investments [Line Items]
Cost	4,589,153
Fair Value	2,267,317
United Kingdom 4.04% | GB
Schedule of Investments [Line Items]
Cost	5,275,185
Fair Value	2,002,768
United Kingdom 4.04% | Common Stocks | GB
Schedule of Investments [Line Items]
Cost	5,275,185
Fair Value	2,002,768
Sweden 1.60% | SE
Schedule of Investments [Line Items]
Cost	4,657,660
Fair Value	793,865
Sweden 1.60% | Common Stocks | SE
Schedule of Investments [Line Items]
Cost	4,657,660
Fair Value	$ 793,865

[1]	On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,879,905 shares of common stock issues and outstanding.
[2]	The Fund commenced operations on January 25, 2021. For the period from January 25, 2021 to May 11, 2022, the Organizer was the sole owner of the Fund’s shares of common stock of 2,500,000 shares. Financial Highlights were not were not presented for the Fund for the 2021 period.
[3]	Investment is an SPV that holds multiple forward agreements that represent common shares of Stripe, Inc. and Plaid, Inc. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. The aggregate total of the forward contracts for each SPV represents less than 5% of the Fund’s net assets.
[4]	Level 3 securities fair valued using significant unobservable inputs. (See Note 3)
[5]	Non-income producing security.
[6]	Restricted investments as to resale. (See Note 2)
[7]	These securities have been purchased through Special Purpose Vehicles (“SPVs”) in which the Fund has a direct investment of ownership units. The shares, cost basis and fair value stated are determined based on the underlying securities purchased by the SPV and the Fund’s ownership percentage.
[8]	These securities have been purchased through a SPV in which the Fund has a direct investment of ownership units. The shares, cost basis and fair value stated are determined based on the underlying securities purchased by the SPV and the Fund’s ownership percentage of the SPV. The SPV holds approximately 99% of Class A Common Shares and 1% of Class J Preferred Shares.
[9]	Paid in kind security which may pay interest in additional par.